SEGMENT REPORTING - Information on reportable segments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
SEGMENT REPORTING
Revenue	$ 1,236.3	$ 1,001.4	$ 2,708.8	$ 2,194.0
Total Adjusted Operating Profit of Reportable Segments	43.7	(8.5)	257.9	100.5
Adjustments:
Share-based payment expenses	(10.4)	(9.6)	(16.9)	(9.7)
Interest expense	(30.0)	(42.6)	(52.0)	(110.9)
Foreign currency exchange losses, net & other finance costs	6.7	(5.1)	10.6	(19.1)
Loss on debt extinguishment	0.0	0.0	0.0	14.3
Interest income	1.4	2.5	2.9	5.2
Income/(loss) before tax	21.8	(53.7)	219.4	(38.6)
Operating segment
SEGMENT REPORTING
Depreciation and amortisation expense	78.1	60.9	154.4	121.8
Total Adjusted Operating Profit of Reportable Segments	101.7	54.5	353.6	201.9
Reconciliation
SEGMENT REPORTING
Depreciation and amortisation expense	3.3	1.9	4.7	3.5
Corporate expenses	(34.3)	(25.2)	(54.1)	(42.9)
Unallocated
SEGMENT REPORTING
Depreciation and amortisation expense	81.4	62.8	159.1	125.3
Adjustments:
Depreciation and amortization on PPA fair value step up	(11.0)	(10.7)	(21.5)	(21.4)
Restructuring expenses	(6.0)	(8.8)	(8.9)	(9.7)
Expenses related to transaction activities	(2.0)	(12.2)	(2.3)	(18.0)
Expenses related to certain legal proceedings	1.2	0.0	2.0	0.0
Share-based payment expenses	(5.9)	(6.1)	(10.9)	(9.4)
Interest expense	(30.0)	(42.6)	(52.0)	(110.9)
Foreign currency exchange losses, net & other finance costs	6.7	(5.1)	10.6	(19.1)
Loss on debt extinguishment	0.0	0.0	0.0	(14.3)
Interest income	1.4	2.5	2.9	5.2
Income/(loss) before tax	21.8	(53.7)	219.4	(38.6)
Technical Apparel
SEGMENT REPORTING
Revenue	508.9	412.1	1,172.7	929.3
Technical Apparel | Operating segment
SEGMENT REPORTING
Depreciation and amortisation expense	38.9	27.6	74.6	55.6
Total Adjusted Operating Profit of Reportable Segments	70.7	57.8	228.6	175.1
Outdoor Performance
SEGMENT REPORTING
Revenue	413.7	305.8	916.1	707.6
Outdoor Performance | Operating segment
SEGMENT REPORTING
Depreciation and amortisation expense	28.8	25.2	59.7	50.5
Total Adjusted Operating Profit of Reportable Segments	21.3	(6.5)	95.1	12.8
Ball & Racquet Sports
SEGMENT REPORTING
Revenue	313.7	283.5	620.0	557.1
Ball & Racquet Sports | Operating segment
SEGMENT REPORTING
Depreciation and amortisation expense	10.4	8.1	20.1	15.7
Total Adjusted Operating Profit of Reportable Segments	$ 9.7	$ 3.2	$ 29.9	$ 14.0